ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2016	2015

Accounts receivable	$108,659	$178,608
Allowance for doubtful accounts	—	(21,875)
	$108,659	$156,733